Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Tables) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Related Party and Party-in-Interest Transactions [Abstract]
EBP, Related Party and Party-in-Interest Transactions

	December 31,
	2025	2024

Park National Corporation Common Stock	$143,327,729	$159,236,170
Fidelity Investments Interest Bearing Account	1,794	1,783
	$143,329,523	$159,237,953

EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions

	December 31,
	2025	2024

Park National Corporation Common Stock	$143,327,729	$159,236,170
Fidelity Investments Interest Bearing Account	1,794	1,783
	$143,329,523	$159,237,953